SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Statements
Net cash provided by operating activities	$ 6,592	$ 24,087	$ 17,928	$ 44,705
Cash flows from investing activities:
Cash received in the Separation	67,134			0
Acquisitions of real estate	0	(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)	0
Acquisition of note receivable	0	0	(5,348)	(5,348)
Additions to real estate	(16)	(730)	(86)	(86)
Repayment of note receivable	0			5,348
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	67,118	(77,456)	(79,434)	(204,586)
Proceeds from Lines of Credit		42,500	0
Cash flows from financing activities:
Proceeds from mortgage notes payables	10,000	21,947	0
Payment of Separation-related obligations	(9,081)			0
Intercompany financing	0	0	0	0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	(161)	(3,435)	(270)	(677)
Issuance of common stock	0	144	547	163,242
Dividends paid	0	(24,463)	(8,051)	(31,640)
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	523	14,229	(9,273)	127,898
Net (decrease) increase in cash and cash equivalents	74,233	(39,140)	(70,779)	(31,983)
Cash and cash equivalents, beginning of period	0	42,250	74,233	74,233
Cash and cash equivalents, end of period	74,233	3,110	3,454	42,250
Parent Company
Condensed Financial Statements
Net cash provided by operating activities	5,844	22,525	16,386	41,298
Cash flows from investing activities:
Cash received in the Separation	63,747
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			(5,348)	0
Additions to real estate	(16)	0	(86)	(86)
Repayment of note receivable				0
Investment in Subsidiary		(1,449)		(164,030)
Intercompany financing		(37,255)	(74,270)
Net cash (used in) provided by investing activities	63,731	(38,359)	(76,397)	(164,116)
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	(8,928)
Intercompany financing	10,355	0	0	(41,196)
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	(161)	0	0	0
Issuance of common stock		144	547	163,242
Dividends paid		(24,463)	(8,051)	(31,640)
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		345	3,307	3,307
Net cash provided by financing activities	1,266	(24,319)	(7,504)	93,713
Net (decrease) increase in cash and cash equivalents	70,841	(40,153)	(67,515)	(29,105)
Cash and cash equivalents, beginning of period	0	41,736	70,841	70,841
Cash and cash equivalents, end of period	70,841	1,583	3,326	41,736
Issuers
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		(1,449)		0
Intercompany financing		(37,255)	(74,270)
Net cash (used in) provided by investing activities	0	(38,359)	(70,963)	0
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	37,255	74,540	(163,504)
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	0	(270)	(430)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		1,449		163,934
Distribution to Parent		(345)	(3,307)	0
Distribution from Subsidiary		345	3,307	0
Net cash provided by financing activities	0	38,359	70,963	0
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0
Combined Guarantor Subsidiaries
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)
Acquisition of note receivable			0	(5,348)
Additions to real estate	0	(730)	0	0
Repayment of note receivable				5,348
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	0	(77,456)	(74,000)	(204,500)
Proceeds from Lines of Credit		42,500
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	37,255	74,000	204,700
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	(2,299)	0	(200)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		0		0
Distribution to Parent		0	0	0
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	0	77,456	74,000	204,500
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0
Combined Non-Guarantor Subsidiaries
Condensed Financial Statements
Net cash provided by operating activities	748	1,562	1,542	3,407
Cash flows from investing activities:
Cash received in the Separation	3,387
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		0		0
Intercompany financing		0	0
Net cash (used in) provided by investing activities	3,387	0	0	0
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	10,000	21,947
Payment of Separation-related obligations	(153)
Intercompany financing	(10,355)	0	0	0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	0	(1,136)	0	(47)
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		1,449		96
Distribution to Parent		(345)	(3,307)	(3,307)
Distribution from Subsidiary		0	0	0
Net cash provided by financing activities	(743)	(549)	(4,806)	(6,285)
Net (decrease) increase in cash and cash equivalents	3,392	1,013	(3,264)	(2,878)
Cash and cash equivalents, beginning of period	0	514	3,392	3,392
Cash and cash equivalents, end of period	3,392	1,527	128	514
Elimination
Condensed Financial Statements
Net cash provided by operating activities	0	0	0	0
Cash flows from investing activities:
Cash received in the Separation	0
Acquisitions of real estate		0	0	0
Proceeds from Loan Originations		0
Acquisition of note receivable			0	0
Additions to real estate	0	0	0	0
Repayment of note receivable				0
Investment in Subsidiary		2,898		164,030
Intercompany financing		74,510	148,540
Net cash (used in) provided by investing activities	0	76,718	141,926	164,030
Proceeds from Lines of Credit		0
Cash flows from financing activities:
Proceeds from mortgage notes payables	0	0
Payment of Separation-related obligations	0
Intercompany financing	0	(74,510)	(148,540)	0
Principal payments on mortgage notes payable	0	0	0	0
Payments of deferred financing costs	0	0	0	0
Issuance of common stock		0	0	0
Dividends paid		0	0	0
Contribution from Parent		(2,898)		(164,030)
Distribution to Parent		690	6,614	3,307
Distribution from Subsidiary		(690)	(6,614)	(3,307)
Net cash provided by financing activities	0	(76,718)	(141,926)	(164,030)
Net (decrease) increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0